Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
Linde plc	65,306	13,214
^ Ecolab Inc.	31,539	6,705
Air Products and Chemicals Inc.	26,821	6,481
DuPont de Nemours Inc.	90,106	4,571
Dow Inc.	90,476	3,493
PPG Industries Inc.	28,674	2,915
LyondellBasell Industries NV Class A	30,193	1,925
		39,304
Consumer Goods (7.7%)
Procter & Gamble Co.	303,067	35,132
PepsiCo Inc.	169,434	22,289
Coca-Cola Co.	468,595	21,874
NIKE Inc. Class B	151,428	14,928
* Tesla Inc.	17,492	14,606
Philip Morris International Inc.	189,102	13,872
Mondelez International Inc. Class A	174,922	9,117
Altria Group Inc.	226,978	8,863
Colgate-Palmolive Co.	104,243	7,540
Activision Blizzard Inc.	93,384	6,722
Kimberly-Clark Corp.	41,637	5,889
Estee Lauder Cos. Inc. Class A	27,094	5,350
General Mills Inc.	73,392	4,627
* Electronic Arts Inc.	35,415	4,352
General Motors Co.	156,530	4,051
* Monster Beverage Corp.	45,834	3,296
Constellation Brands Inc. Class A	18,340	3,167
Ford Motor Co.	470,838	2,688
Archer-Daniels-Midland Co.	67,853	2,667
Kraft Heinz Co.	81,663	2,488
Hershey Co.	18,107	2,457
Brown-Forman Corp. Class B	35,760	2,358
VF Corp.	41,328	2,318
Kellogg Co.	31,014	2,025
Corteva Inc.	45,114	1,232
Keurig Dr Pepper Inc.	42,770	1,194
Aptiv plc	15,694	1,183
Tyson Foods Inc. Class A	18,108	1,113
		207,398
Consumer Services (15.2%)
* Amazon.com Inc.	51,221	125,101
Home Depot Inc.	132,598	32,948
Walt Disney Co.	219,120	25,703
* Netflix Inc.	53,304	22,373
Comcast Corp. Class A	551,835	21,853

Walmart Inc.	172,810	21,439
McDonald's Corp.	91,487	17,046
Costco Wholesale Corp.	53,453	16,489
Lowe's Cos. Inc.	93,801	12,227
Starbucks Corp.	136,283	10,629
CVS Health Corp.	158,126	10,368
* Charter Communications Inc. Class A	18,305	9,958
* Booking Holdings Inc.	5,116	8,387
Target Corp.	61,563	7,531
TJX Cos. Inc.	132,325	6,981
Dollar General Corp.	31,220	5,979
* Uber Technologies Inc.	124,455	4,520
eBay Inc.	93,916	4,277
Ross Stores Inc.	43,869	4,254
Walgreens Boots Alliance Inc.	92,253	3,961
* O'Reilly Automotive Inc.	9,169	3,826
Yum! Brands Inc.	36,894	3,311
Sysco Corp.	58,685	3,237
Kroger Co.	97,576	3,183
McKesson Corp.	19,576	3,106
Marriott International Inc. Class A	31,897	2,823
Hilton Worldwide Holdings Inc.	34,314	2,721
Las Vegas Sands Corp.	46,870	2,247
Southwest Airlines Co.	62,985	2,022
Delta Air Lines Inc.	70,308	1,772
* AutoZone Inc.	1,491	1,711
Fox Corp. Class A	43,724	1,275
^ Carnival Corp.	56,930	896
Sirius XM Holdings Inc.	132,845	773
ViacomCBS Inc. Class B	31,847	661
Fox Corp. Class B	18,782	541
* United Airlines Holdings Inc.	14,706	412
ViacomCBS Inc. Class A	900	22
		406,563
Financials (15.2%)
* Berkshire Hathaway Inc. Class B	229,453	42,582
Visa Inc. Class A	208,158	40,641
JPMorgan Chase & Co.	362,119	35,238
Mastercard Inc. Class A	109,082	32,822
Bank of America Corp.	983,903	23,732
American Tower Corp.	53,853	13,903
Citigroup Inc.	265,381	12,714
Wells Fargo & Co.	462,746	12,249
S&P Global Inc.	29,648	9,636
BlackRock Inc.	16,877	8,922
Crown Castle International Corp.	50,597	8,711
Prologis Inc.	89,771	8,214
Goldman Sachs Group Inc.	40,836	8,024
CME Group Inc.	43,559	7,954
Equinix Inc.	10,377	7,239
American Express Co.	74,746	7,106
Intercontinental Exchange Inc.	67,722	6,586
Morgan Stanley	147,712	6,529
Marsh & McLennan Cos. Inc.	61,328	6,496
US Bancorp	171,120	6,085
Truist Financial Corp.	162,696	5,984
Chubb Ltd.	46,857	5,714

Aon plc Class A	28,456	5,604
Progressive Corp.	71,178	5,529
PNC Financial Services Group Inc.	47,808	5,452
Moody's Corp.	19,553	5,229
Charles Schwab Corp.	140,608	5,049
Blackstone Group LP Class A	80,299	4,561
Capital One Financial Corp.	56,712	3,859
Allstate Corp.	39,428	3,856
Bank of New York Mellon Corp.	100,852	3,749
Public Storage	18,122	3,674
T. Rowe Price Group Inc.	26,947	3,258
American International Group Inc.	106,201	3,192
Travelers Cos. Inc.	29,774	3,185
Aflac Inc.	84,730	3,090
MetLife Inc.	83,860	3,020
Prudential Financial Inc.	48,894	2,980
Equity Residential	45,225	2,739
State Street Corp.	42,073	2,565
Welltower Inc.	49,101	2,488
Simon Property Group Inc.	35,530	2,050
Northern Trust Corp.	24,614	1,945
Discover Financial Services	37,783	1,795
Fifth Third Bancorp	86,728	1,682
Boston Properties Inc.	18,642	1,603
Ventas Inc.	45,098	1,576
Synchrony Financial	74,052	1,508
* Berkshire Hathaway Inc. Class A	5	1,393
AvalonBay Communities Inc.	8,497	1,326
TD Ameritrade Holding Corp.	32,870	1,225
Ameriprise Financial Inc.	7,647	1,071
Weyerhaeuser Co.	44,595	900
Interactive Brokers Group Inc.	4,301	182
		408,416
Health Care (14.7%)
Johnson & Johnson	319,862	47,579
UnitedHealth Group Inc.	115,130	35,097
Pfizer Inc.	672,672	25,689
Merck & Co. Inc.	309,428	24,977
Abbott Laboratories	214,904	20,399
AbbVie Inc.	214,208	19,851
Thermo Fisher Scientific Inc.	48,765	17,028
Bristol-Myers Squibb Co.	284,446	16,987
Amgen Inc.	72,208	16,586
Eli Lilly and Co.	105,162	16,085
Medtronic plc	162,948	16,063
Danaher Corp.	76,078	12,675
Gilead Sciences Inc.	153,756	11,967
Anthem Inc.	30,810	9,062
* Vertex Pharmaceuticals Inc.	31,232	8,994
Cigna Corp.	45,357	8,950
* Intuitive Surgical Inc.	14,039	8,143
Becton Dickinson and Co.	32,862	8,115
Zoetis Inc.	57,921	8,074
Stryker Corp.	38,709	7,576
* Regeneron Pharmaceuticals Inc.	11,691	7,164
* Biogen Inc.	21,983	6,751
Humana Inc.	16,162	6,637

*	Illumina Inc.	17,893	6,496
*	Boston Scientific Corp.	169,662	6,445
*	Edwards Lifesciences Corp.	25,330	5,692
	Baxter International Inc.	62,157	5,595
	HCA Healthcare Inc.	32,842	3,511
	Zimmer Biomet Holdings Inc.	25,017	3,161
*	Alexion Pharmaceuticals Inc.	25,461	3,053
			394,402
Industrials (9.8%)
*	PayPal Holdings Inc.	142,690	22,118
	Accenture plc Class A	77,149	15,555
	Union Pacific Corp.	84,433	14,342
	Honeywell International Inc.	86,937	12,680
	Raytheon Technologies Corp.	184,322	11,892
	Lockheed Martin Corp.	29,180	11,335
	3M Co.	69,883	10,933
	Fidelity National Information Services Inc.	74,703	10,371
	Boeing Co.	64,948	9,473
	United Parcel Service Inc. Class B	85,249	8,500
	Caterpillar Inc.	67,162	8,068
*	Fiserv Inc.	70,258	7,501
	General Electric Co.	1,061,728	6,976
	Automatic Data Processing Inc.	47,364	6,938
	Global Payments Inc.	36,524	6,556
	CSX Corp.	90,436	6,473
	Northrop Grumman Corp.	18,405	6,169
	Illinois Tool Works Inc.	35,256	6,080
	Sherwin-Williams Co.	10,107	6,002
	Deere & Co.	38,190	5,809
	Norfolk Southern Corp.	31,739	5,659
	Waste Management Inc.	51,639	5,512
	Roper Technologies Inc.	12,626	4,972
	Emerson Electric Co.	74,090	4,521
	General Dynamics Corp.	29,952	4,398
	Eaton Corp. plc	50,351	4,275
	FedEx Corp.	28,502	3,721
	TE Connectivity Ltd.	40,715	3,308
	Agilent Technologies Inc.	37,524	3,307
	Cummins Inc.	18,542	3,145
	PACCAR Inc.	42,135	3,112
	Johnson Controls International plc	93,991	2,952
	Paychex Inc.	39,043	2,822
	Parker-Hannifin Corp.	15,570	2,802
	Trane Technologies plc	28,830	2,601
	Stanley Black & Decker Inc.	18,362	2,304
	Republic Services Inc.	25,326	2,164
	Fortive Corp.	34,673	2,114
*	Square Inc.	21,245	1,723
	Rockwell Automation Inc.	6,961	1,505
	Otis Worldwide Corp.	26,451	1,393
*	Ingersoll Rand Inc.	19,840	560
*	Carrier Global Corp.	1,785	37
			262,678
Oil & Gas (2.9%)
	Exxon Mobil Corp.	513,979	23,371
	Chevron Corp.	229,692	21,063

ConocoPhillips	133,634	5,637
Phillips 66	53,911	4,219
Kinder Morgan Inc.	233,424	3,688
EOG Resources Inc.	70,874	3,612
Valero Energy Corp.	49,996	3,332
Schlumberger Ltd.	168,774	3,117
Williams Cos. Inc.	147,914	3,022
Marathon Petroleum Corp.	79,177	2,782
Pioneer Natural Resources Co.	19,974	1,830
Occidental Petroleum Corp.	108,455	1,404
Baker Hughes Co. Class A	38,975	643
		77,720
Technology (28.0%)
Microsoft Corp.	927,241	169,917
Apple Inc.	486,032	154,529
* Facebook Inc. Class A	292,453	65,828
* Alphabet Inc. Class A	36,420	52,209
* Alphabet Inc. Class C	35,408	50,595
Intel Corp.	528,721	33,272
NVIDIA Corp.	70,604	25,066
Cisco Systems Inc.	515,631	24,658
* Adobe Inc.	58,819	22,739
* salesforce.com Inc.	101,270	17,701
Oracle Corp.	259,292	13,942
Texas Instruments Inc.	113,663	13,496
International Business Machines Corp.	107,615	13,441
Broadcom Inc.	45,825	13,347
QUALCOMM Inc.	138,750	11,222
* ServiceNow Inc.	22,885	8,878
Intuit Inc.	30,093	8,737
* Micron Technology Inc.	134,681	6,453
Applied Materials Inc.	112,237	6,306
* Autodesk Inc.	26,688	5,615
L3Harris Technologies Inc.	26,899	5,365
Analog Devices Inc.	44,657	5,044
Lam Research Corp.	17,587	4,813
* Workday Inc.	20,010	3,670
* Advanced Micro Devices Inc.	67,783	3,647
Cognizant Technology Solutions Corp. Class A	66,533	3,526
HP Inc.	180,731	2,736
Corning Inc.	93,645	2,134
* VMware Inc. Class A	9,354	1,462
* Dell Technologies Inc.	25,096	1,246
Hewlett Packard Enterprise Co.	79,416	771
		752,365
Telecommunications (2.3%)
Verizon Communications Inc.	502,623	28,841
AT&T Inc.	888,078	27,406
* T-Mobile US Inc.	46,552	4,657
		60,904
Utilities (2.5%)
NextEra Energy Inc.	59,393	15,178
Dominion Energy Inc.	100,090	8,509
Duke Energy Corp.	88,723	7,597
Southern Co.	127,502	7,277
American Electric Power Co. Inc.	60,118	5,125

Exelon Corp.			117,607	4,505
Xcel Energy Inc.			64,999	4,227
Sempra Energy			33,280	4,204
Public Service Enterprise Group Inc.			61,625	3,145
Consolidated Edison Inc.			40,383	3,031
Edison International			43,616	2,535
PPL Corp.			88,129	2,462
				67,795
Total Common Stocks (Cost $1,939,522)				2,677,545
	Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1,2 Vanguard Market Liquidity Fund	0.307%		26,725	2,672
		Maturity	Face Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Cash Management Bill	0.116%	9/29/20	50	50
3 United States Cash Management Bill	0.140%	10/13/20	600	600
				650
Total Temporary Cash Investments (Cost $3,322)				3,322
Total Investments (99.9%) (Cost $1,942,844)				2,680,867
Other Assets and Liabilities-Net (0.1%)2,3				1,689
Net Assets (100%)				2,682,556
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,144,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $2,232,000 was received for securities on loan.
3 Securities with a value of $449,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	33	5,019	268

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,677,545	—	—	2,677,545
Temporary Cash Investments	2,672	650	—	3,322
Total	2,680,217	650	—	2,680,867
Derivative Financial Instruments
Assets
Futures Contracts[1]	7	—	—	7
1 Represents variation margin on the last day of the reporting period.